WILSHIRE MUTUAL FUNDS, INC.
SMALL COMPANY GROWTH PORTFOLIO	March 31, 2020 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
Common Stocks - 96.6% (a)
Communication Services - 1.9%
Cargurus, Inc. (b)	2,070	$39,206
Cogent Communications Holdings, Inc.	7,600	622,972
Liberty TripAdvisor Holdings, Inc. - Class A (b)	1,420	2,556
Shenandoah Telecommunications Co.	1,122	55,258
Sinclair Broadcast Group, Inc. - Class A (c)	570	9,166
National CineMedia, Inc.	2,240	7,302
TechTarget, Inc. (b)	3,960	81,616
Yelp, Inc. (b)	2,173	39,179
		857,255
Consumer Discretionary - 8.5%
BJ's Restaurants, Inc.	455	6,320
Boyd Gaming Corp.	1,730	24,946
Cavco Industries, Inc. (b)	275	39,858
Chegg, Inc. (b)	25,056	896,504
Cracker Barrel Old Country Store, Inc. (c)	150	12,483
Crocs, Inc. (b)	3,146	53,450
Deckers Outdoor Corp. (b)	965	129,310
Dine Brands Global, Inc.	1,709	49,014
Everi Holdings, Inc. (b)	3,030	9,999
Fox Factory Holding Corp. (b)	815	34,230
Gentherm, Inc. (b)	830	26,062
Hibbett Sports, Inc. (b)	550	6,014
Installed Building Products, Inc. (b)	1,720	68,576
Jack in the Box, Inc.	235	8,237
Lithia Motors, Inc. - Class A	450	36,805
Malibu Boats, Inc. (b)	3,470	99,901
Murphy USA, Inc. (b)	430	36,275
National Vision Holdings, Inc. (b)	1,920	37,286
Penn National Gaming, Inc. (b)	1,483	18,760
Perdoceo Education Corp. (b)	11,620	125,380
RCI Hospitality Holdings, Inc.	570	5,683
Rent-A-Center, Inc.	4,982	70,445
RH (b)	210	21,099
The Rubicon Project, Inc. (b)	4,790	26,585
Scientific Games Corp. (b)	2,685	26,045
SeaWorld Entertainment, Inc. (b)	3,395	37,413
Skyline Champion Corp. (b)	39,975	626,808
Sleep Number Corp. (b)	1,079	20,674
Steven Madden Ltd.	15,569	361,668
Strategic Education, Inc.	660	92,242
Texas Roadhouse, Inc.	4,230	174,699
TopBuild Corp. (b)	6,040	432,706
Universal Electronics, Inc. (b)	316	12,125
Wingstop, Inc.	975	77,707
Winmark Corp.	455	57,976
Winnebago Industries, Inc.	120	3,337
Zumiez, Inc. (b)	180	3,118
		3,769,740
Consumer Staples - 5.5%
BJ's Wholesale Club Holdings, Inc. (b)	590	15,027
The Boston Beer Co., Inc. - Class A (b)	80	29,405
Coca-Cola Consolidated, Inc.	10	2,085
Grocery Outlet Holding Corp. (b)	22,923	787,176
Inter Parfums, Inc.	13,500	625,725
J&J Snack Foods Corp.	5,600	677,600
Lancaster Colony Corp.	310	44,838
Lifevantage Corp. (b)	6,360	65,508
Performance Food Group Co. (b)	2,790	68,969
Sanderson Farms, Inc.	430	53,028
USANA Health Sciences, Inc. (b)	270	15,595
Vector Group Ltd.	4,409	41,533
		2,426,489
Energy - 0.4%
Select Energy Services, Inc. - Class A (b)	58,958	190,434

Financials - 5.1.%
Artisan Partners Asset Management, Inc. - Class A	3,080	66,189
Axos Financial, Inc. (b)	1,240	22,481
Banc of California, Inc.	41,965	335,720
CenterState Bank Corp.	27,800	478,994
Cohen & Steers, Inc.	930	42,268
Curo Group Holdings Corp.	5,288	28,026
eHealth, Inc. (b)	270	38,021
Enova International, Inc. (b)	7,930	114,906
Essent Group Ltd.	3,980	104,833
Federated Hermes, Inc.	2,910	55,436
First Financial Bankshares, Inc.	700	18,788
Focus Financial Partners, Inc. (b)	250	5,753
Glacier Bancorp, Inc.	1,060	36,045
Goosehead Insurance, Inc. (b)	7,775	346,998
Lakeland Financial Corp.	1,180	43,365
LendingTree, Inc. (b)	1,196	219,334
Meta Financial Group, Inc.	1,780	38,662
National General Holdings Corp.	2,450	40,548
NMI Holdings, Inc. - Class A (b)	210	2,438
PennyMac Financial Services, Inc.	380	8,402
Piper Sandler Companies	140	7,080
Pzena Investment Management, Inc. - Class A	1,795	8,006
RLI Corp.	1,240	109,033
Silvercrest Asset Management Group, Inc.	441	4,172
Stock Yards Bancorp, Inc.	1,880	54,388
United Community Banks, Inc.	1,970	36,071
		2,265,957
Health Care - 30.2%
ACADIA Pharmaceuticals, Inc. (b)	3,216	135,876
Acceleron Pharma, Inc. (b)	860	77,288
Addus HomeCare Corp. (b)	450	30,420
Aduro Biotech, Inc. (b)	2,750	7,535
Adverum Biotechnologies, Inc. (b)	820	8,011
Affimed NV (b)	4,090	6,462
Alector, Inc. (b)	680	16,408
Amedisys, Inc. (b)	1,105	202,812
American Renal Associates Holdings, Inc. (b)	370	2,446
Amicus Therapeutics, Inc. (b)	9,413	86,976
AMN Healthcare Services, Inc. (b)	720	41,623
Amneal Pharmaceuticals, Inc. (b)	2,050	7,134
Arrowhead Pharmaceuticals, Inc. (b)	2,604	74,917
Avid Bioservices, Inc. (b)	2,340	11,957
Axsome Therapeutics, Inc. (b)	440	25,885
BioCryst Pharmaceuticals, Inc. (b)	4,220	8,440
BioDelivery Sciences International, Inc. (b)	17,430	66,060
Biohaven Pharmaceutical Holding Co. Ltd. (b)	510	17,355
BioSpecifics Technologies Corp. (b)	90	5,091
BioTelemetry, Inc. (b)	16,550	637,340
Blueprint Medicines Corp. (b)	1,053	61,579
Catalyst Pharmaceuticals, Inc. (b)	6,570	25,294
CareDx, Inc. (b)	2,468	53,876
Chemed Corp.	184	79,709
ChemoCentryx, Inc. (b)	860	34,555
Coherus Biosciences, Inc. (b)	5,450	88,399
Collegium Pharmaceutical, Inc. (b)	2,240	36,579
CONMED Corp.	8,910	510,276
Constellation Pharmaceuticals, Inc. (b)	70	2,200
Corcept Therapeutics, Inc. (b)	670	7,966
CorVel Corp. (b)	274	14,936
CytomX Therapeutics, Inc. (b)	1,119	8,583
Deciphera Pharmaceuticals, Inc. (b)	50	2,059
Denali Therapeutics, Inc. (b)	550	9,631
Dicerna Pharmaceuticals, Inc. (b)	2,970	54,559
Eagle Pharmaceuticals, Inc. (b)	1,650	75,900
Editas Medicine, Inc. (b)	2,468	48,940
Eiger BioPharmaceuticals, Inc. (b)	1,572	10,690
Emergent BioSolutions, Inc. (b)	1,040	60,174
Enanta Pharmaceuticals, Inc. (b)	1,740	89,488
The Ensign Group, Inc.	960	36,106
Epizyme, Inc. (b)	500	7,755
Esperion Therapeutics, Inc. (b)	1,550	48,872
Exact Sciences Corp. (b)	763	44,254
Fate Therapeutics, Inc. (b)	1,150	25,542

FibroGen, Inc. (b)	998	34,681
G1 Therapeutics, Inc. (b)	1,759	19,384
GenMark Diagnostics, Inc. (b)	5,140	21,177
Global Blood Therapeutics, Inc. (b)	1,170	59,775
Globus Medical, Inc. - Class A (b)	520	22,116
Haemonetics Corp. (b)	1,545	153,975
Halozyme Therapeutics, Inc. (b)	5,858	105,385
Hanger, Inc. (b)	2,787	43,421
HealthEquity, Inc. (b)	2,770	140,134
HealthStream, Inc. (b)	500	11,975
Heron Therapeutics, Inc. (b)	730	8,570
Heska Corp. (b)	4,595	254,103
HMS Holdings Corp. (b)	4,424	111,794
Horizon Therapeutics Plc (b)	840	24,881
ImmunoGen, Inc. (b)	5,682	19,376
Immunomedics, Inc. (b)	566	7,630
Inovalon Holdings, Inc. (b)	6,940	115,620
Insmed, Inc. (b)	2,475	39,674
Integer Holdings Corp. (b)	8,867	557,380
Intellia Therapeutics, Inc. (b)	1,660	20,302
Intercept Pharmaceuticals, Inc. (b)	1,019	64,156
Ironwood Pharmaceuticals, Inc. (b)	7,111	71,750
Iovance Biotherapeutics, Inc. (b)	1,490	44,603
Karyopharm Therapeutics, Inc. (b)	720	13,831
Kiniksa Pharmaceuticals Ltd. (b)	610	9,443
Kodiak Sciences, Inc. (b)	240	11,448
Kura Oncology, Inc. (b)	510	5,075
LeMaitre Vascular, Inc.	17,430	434,356
Ligand Pharmaceuticals, Inc. (b)	70	5,090
LivaNova Plc (b)	1,090	49,323
Madrigal Pharmaceuticals, Inc. (b)	580	38,721
Medpace Holdings, Inc. (b)	13,320	977,422
Mesa Laboratories, Inc.	3,860	872,707
Mirati Therapeutics, Inc. (b)	110	8,456
Momenta Pharmaceuticals, Inc. (b)	740	20,128
Natera, Inc. (b)	1,101	32,876
Neogen Corp. (b)	10,565	707,749
NeoGenomics, Inc. (b)	27,305	753,891
NextCure, Inc. (b)	70	2,595
Nevro Corp. (b)	770	76,985
Novocure Ltd. (b)	2,317	156,027
NuVasive, Inc. (b)	820	41,541
Omnicell, Inc. (b)	2,140	140,341
Pacira BioSciences, Inc. (b)	260	8,718
The Pennant Group, Inc. (b)	270	3,823
PRA Health Sciences, Inc. (b)	10,795	896,417
PTC Therapeutics, Inc. (b)	1,080	48,179
Puma Biotechnology, Inc. (b)	2,120	17,893
Quidel Corp. (b)	350	34,234
R1 RCM, Inc. (b)	5,520	50,177
Radius Health, Inc. (b)	1,920	24,960
Repligen Corp. (b)	13,868	1,338,817
Rigel Pharmaceuticals, Inc. (b)	12,710	19,828
Select Medical Holdings Corp. (b)	2,185	32,775
STAAR Surgical Co. (b)	2,020	65,165
Stemline Therapeutics, Inc. (b)	2,540	12,294
Supernus Pharmaceuticals, Inc. (b)	110	1,979
Surgery Partners, Inc. (b)	310	2,024
Syros Pharmaceuticals, Inc. (b)	340	2,016
Tabula Rasa HealthCare, Inc. (b)(c)	15,630	817,293
Tactile Systems Technology, Inc. (b)	2,196	88,191
Tandem Diabetes Care, Inc. (b)	1,660	106,821
Twist Bioscience Corp. (b)	420	12,844
Teladoc Health, Inc. (b)	1,137	176,246
Tenet Healthcare Corp. (b)	2,386	34,358
Ultragenyx Pharmaceutical, Inc. (b)	655	29,102
US Physical Therapy, Inc.	720	49,680
Vanda Pharmaceuticals, Inc. (b)	7,817	80,984
Vericel Corp. (b)	1,597	14,644
Voyager Therapeutics, Inc. (b)	2,980	27,267
Xencor, Inc. (b)	3,873	115,725
		13,330,279

Industrials - 15.1%
Advanced Drainage Systems, Inc.	2,060	60,646
Aerojet Rocketdyne Holdings, Inc. (b)	4,720	197,438
AeroVironment, Inc. (b)	1,750	106,680
Albany International Corp. - Class A	1,600	75,728
Allegiant Travel Co.	90	7,362
Allied Motion Technologies, Inc.	310	7,347
American Superconductor Corp. (b)	1,830	10,028
Armstrong World Industries, Inc.	5,487	435,778
ASGN, Inc. (b)	1,070	37,792
Atkore International Group, Inc. (b)	3,254	68,562
Axon Enterprise, Inc. (b)	5,865	415,066
AZZ, Inc.	850	23,902
Barnes Group, Inc.	650	27,189
Barrett Business Services, Inc.	985	39,045
BG Staffing, Inc.	740	5,535
Brady Corp. - Class A	1,155	52,125
Builders FirstSource, Inc. (b)	8,187	100,127
CECO Environmental Corp. (b)	950	4,436
Chart Industries, Inc. (b)	410	11,882
Cimpress PLC (b)	700	37,240
Comfort Systems USA, Inc.	934	34,138
CSW Industrials, Inc.	1,830	118,676
Deluxe Corp.	1,210	31,375
Douglas Dynamics, Inc.	500	17,755
Ducommun, Inc. (b)	180	4,473
EMCOR Group, Inc.	1,950	119,574
Exponent, Inc.	2,566	184,521
Federal Signal Corp.	2,176	59,361
Forward Air Corp.	35	1,773
Foundation Building Materials, Inc. (b)	2,080	21,403
Franklin Electric Co., Inc.	2,350	110,756
FTI Consulting, Inc. (b)	949	113,662
Generac Holdings, Inc. (b)	1,355	126,245
Great Lakes Dredge & Dock Corp. (b)	12,080	100,264
Heidrick & Struggles International, Inc.	960	21,600
Herman Miller, Inc.	1,335	29,637
John Bean Technologies Corp.	990	73,527
Kimball International, Inc. - Class B	2,075	24,713
Korn Ferry	1,600	38,912
Kratos Defense & Security Solutions, Inc. (b)	48,911	676,928
LB Foster Co. - Class A (b)	300	3,708
Marten Transport Ltd.	19,825	406,809
Masonite International Corp. (b)	110	5,220
MasTec, Inc. (b)	3,150	103,100
McGrath RentCorp	110	5,762
Mercury Systems, Inc. (b)	9,630	687,004
Mobile Mini, Inc.	100	2,623
MRC Global, Inc. (b)	680	2,897
MSA Safety, Inc.	730	73,876
Mueller Industries, Inc.	3,118	74,645
RBC Bearings, Inc. (b)	260	29,325
Rexnord Corp.	1,870	42,393
Saia, Inc. (b)	5,580	410,353
Simpson Manufacturing Co., Inc.	1,080	66,938
SiteOne Landscape Supply, Inc. (b)	8,217	604,936
Tennant Co.	570	33,032
Tetra Tech, Inc.	1,390	98,162
The Brink's Co.	1,280	66,624
Trex Co., Inc. (b)	1,047	83,907
TriNet Group, Inc. (b)	2,317	87,258
Triumph Group, Inc.	1,910	12,912
Universal Forest Products, Inc.	2,280	84,793
Vectrus, Inc. (b)	705	29,194
Watts Water Technologies, Inc. - Class A	60	5,079
		6,653,751

Information Technology - 26.7%
Acacia Communications, Inc. (b)	820	55,088
ACI Worldwide, Inc. (b)	2,620	63,273
Advanced Energy Industries, Inc. (b)	860	41,701
Alarm.com Holdings, Inc. (b)	340	13,229
Ambarella, Inc. (b)	1,390	67,498
American Software, Inc.	890	12,647
Appfolio, Inc. (b)	3,264	362,141
Badger Meter, Inc.	1,080	57,888
Blackbaud, Inc.	890	49,440
Blackline, Inc. (b)	1,369	72,023
Box, Inc. - Class A (b)	35,785	502,421
Brooks Automation, Inc.	300	9,150
Cabot Microelectronics Corp.	2,705	308,749
Cardtronics PLC - Class A (b)	1,610	33,681
Cass Information Systems, Inc.	733	25,772
CommVault Systems, Inc. (b)	1,107	44,811
Cornerstone OnDemand, Inc. (b)	1,958	62,167
CSG Systems International, Inc.	1,510	63,194
Diebold Nixdorf, Inc. (b)	4,500	15,840
Digital Turbine, Inc. (b)	5,514	23,765
Diodes, Inc. (b)	1,184	48,112
Endava PLC - ADR (b)	9,825	345,447
Endurance International Group Holdings, Inc. (b)	6,615	12,767
Enphase Energy, Inc. (b)	3,700	119,473
EVERTEC, Inc.	4,325	98,307
Evo Payments, Inc. (b)	53,241	814,587
ExlService Holdings, Inc. (b)	773	40,219
Five9, Inc. (b)	2,840	217,146
FormFactor, Inc. (b)	500	10,045
I3 Verticals, Inc. (b)	14,410	275,087
Impinj, Inc. (b)	456	7,620
Inphi Corp. (b)	1,650	130,631
Itron, Inc. (b)	120	6,700
J2 Global, Inc.	2,880	215,568
Lattice Semiconductor Corp. (b)	6,270	111,731
MAXIMUS, Inc.	11,015	641,073
Mimecast Ltd. (b)	23,645	834,668
nLight, Inc. (b)	22,046	231,262
NVE Corp.	1,037	53,955
Onto Innovation, Inc. (b)	315	9,346
OSI Systems, Inc. (b)	1,210	83,393
Pegasystems, Inc.	16,836	1,199,228
Perficient, Inc. (b)	2,730	73,956
Power Integrations, Inc.	530	46,815
Progress Software Corp.	5,130	164,160
Qualys, Inc. (b)	11,475	998,210
Rimini Street, Inc. (b)	4,870	19,918
Rogers Corp. (b)	625	59,013
Sanmina Corp. (b)	3,490	95,207
Science Applications International Corp.	1,070	79,854
SecureWorks Corp. (b)	360	4,144
Semtech Corp. (b)	1,820	68,250
Silicon Laboratories, Inc. (b)	6,670	569,685
SPS Commerce, Inc. (b)	4,230	196,737
Telenav, Inc. (b)	2,930	12,658
TTEC Holdings, Inc.	693	25,447
Unisys Corp. (b)	178	2,198
Upland Software, Inc. (b)	580	15,556
Verint Systems, Inc. (b)	3,290	141,470
Viavi Solutions, Inc. (b)	1,690	18,945
WNS Holdings Ltd. - ADR (b)	23,875	1,026,148
Workiva, Inc. (b)	22,890	740,034
Xperi Corp.	1,510	21,004
		11,770,252

Materials - 1.0%
Balchem Corp.	173	17,079
Ferroglobe Representation & Warranty Insurance Trust (b)(d)(e)	840	–
Forterra, Inc. (b)	446	2,667
Ingevity Corp. (b)	485	17,072
Innospec, Inc.	1,150	79,914
Materion Corp.	604	21,146
Myers Industries, Inc.	1,025	11,019
Neenah, Inc.	79	3,407
PolyOne Corp.	1,932	36,650
Quaker Chemical Corp.	1,890	238,669
Verso Corp. - Class A (b)	1,020	11,506
Worthington Industries, Inc.	450	11,812
		450,941
Real Estate - 1.7%
Cushman & Wakefield PLC (b)	1,960	23,011
EastGroup Properties, Inc.	1,397	145,959
First Industrial Realty Trust, Inc.	2,250	74,767
The GEO Group, Inc.	4,393	53,419
Monmouth Real Estate Investment Corp.	1,420	17,111
National Health Investors, Inc.	280	13,866
Newmark Group, Inc. - Class A	3,080	13,090
PS Business Parks, Inc.	1,040	140,941
Redfin Corp. (b)	3,190	49,190
The RMR Group, Inc. - Class A	2,320	62,570
Ryman Hospitality Properties, Inc.	2,050	73,492
Tanger Factory Outlet Centers, Inc. (c)	570	2,850
Uniti Group, Inc.	3,011	18,156
		688,422
Utilities - 0.5%
American States Water Co.	1,630	133,236
Genie Energy Ltd. - Class B	1,620	11,632
Otter Tail Corp.	1,580	70,247
TerraForm Power, Inc. - Class A	1,300	20,501
		235,616
Total Common Stocks (Cost $41,922,721)		$42,639,136

Short-Term Investment - 5.9%
Money Market Fund - 5.9%
First American Government Obligations Fund - Class X, 0.450% (f)(g)	2,570,463	$2,570,463
Total Short-Term Investment (Cost $2,570,463)		$2,570,463

Total Investments at Value - 102.5% (Cost $44,493,184)		$45,209,599
Liabilities in Excess of Other Assets - (2.5)%		(1,087,657)
Net Assets - 100.0%		$44,121,942

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt

(a)	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(b)	Non-income producing security.
(c)	This security or a partial position of this security is on loan at March 31, 2020. The total market value of securities on loan at March 31, 2020 was $812,791.
(d)
Level 3 security.  Security has been valued at fair value in accordance with procedures adopted by and under the general supervision of the Board of Directors.  The total value of such securities is $0 as of March 31, 2020, representing 0.0% (h) of net assets.

(e)	Illiquid security. The total value of such securities is $0 as of March 31, 2020, representing 0.0% (h) of net assets.
(f)	Rate listed is the 7-day effective yield as of March 31, 2020.
(g)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of March 31, 2020 was $857,355.
(h)	Represents less than 0.1%.

The Accompanying Footnotes are an Integral Part of these Schedules of Investments.

SMALL COMPANY GROWTH PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

1. Securities Valuation

Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolio's pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee concludes it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Pricing Committee, whose members include at least two representatives of Wilshire Associates Incorporated (the “Adviser”), one of whom is an officer of the Company, or by the Company’s Valuation Committee. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee or the Valuation Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2020, there have been no significant changes to the Portfolio’s fair value methodologies.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2020:

Small Company Growth Portfolio	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	$42,639,136	$-	$-	*	$42,639,136
Money Market Fund . . . . . . . . . . . . . . . . . . .	2,570,463	-	-		2,570,463
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$45,209,599	$-	$-		$45,209,599

Refer to the Portfolio’s Condensed Schedules of Investments for a listing of the securities by industry or sector type. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 as of March 31, 2020. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.